SEGMENTED INFORMATION (Details - Geographical Information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Consolidated property, plant and equipment and equity-accounted investments	30,594	27,817
United States
Disclosure of operating segments [line items]
Revenues	926	871	786
Consolidated property, plant and equipment and equity-accounted investments	12,705	11,131
Colombia
Disclosure of operating segments [line items]
Revenues	896	797	819
Consolidated property, plant and equipment and equity-accounted investments	6,665	5,401
Canada
Disclosure of operating segments [line items]
Revenues	428	480	442
Consolidated property, plant and equipment and equity-accounted investments	5,705	5,810
Brazil
Disclosure of operating segments [line items]
Revenues	429	366	269
Consolidated property, plant and equipment and equity-accounted investments	3,553	3,479
Europe
Disclosure of operating segments [line items]
Revenues	126	111	136
Consolidated property, plant and equipment and equity-accounted investments	1,624	1,332
Asia
Disclosure of operating segments [line items]
Revenues	177	0	$ 0
Consolidated property, plant and equipment and equity-accounted investments	$ 342	$ 664